CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 18,679,956	$ 2,660,004
Cost of revenue	11,978,477	1,949,979
Gross profit	6,701,479	710,025
Operating expenses
Selling, general and administrative	19,354,942	15,211,751
Impairment of goodwill and intangibles		2,390,799
Total operating expenses	19,354,942	17,602,550
Loss from operations	(12,653,463)	(16,892,525)
Other income (expense)
Interest income	200	8,653
Interest expense	(1,976,941)	(1,443,917)
Income from equity investment		1,551
Loss on extinguishment of debt	(944,614)	(15,000)
Gain on extinguishment of debt, net	490,051	593,386
Change in fair value of derivatives	164,708
Total other income (expense)	(2,266,596)	(855,327)
Loss before income taxes	(14,920,059)	(17,747,852)
Income tax (expense)/benefit	(1,051)	(99,830)
Net loss	$ (14,921,110)	$ (17,847,682)
Basic net loss per common share (in dollars per share)	$ (0.32)	$ (0.44)
Diluted net loss per common share (in dollars per share)	$ (0.32)	$ (0.44)
Weighted average number of basic common shares outstanding (in shares)	47,061,091	40,158,283
Weighted average number of diluted common shares outstanding (in shares)	47,061,091	40,158,283